INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended		81 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Operating Losses	$ 2,160,699	$ 910,518	$ 3,365,780
Statutory tax rate	35.00%	35.00%